OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other accounts receivable [Abstract]
Disclosure of detailed information about other accounts receivable [Table Text Block]
	December 31,
	2023	2022

Prepaid expenses	$210	$1,488
Government authorities	1,899	1,557
Related parties (see Note 24)	-	83
Non-independent director – L5 Capital (See note 1)	839	-
Other receivables	941	195

	$3,889	$3,323